Other Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized appreciation on available for sale securities, beginning balance	$ 9,900,000	$ 3,912,000
Change in unrealized appreciation on available-for-sale securities	216,000	5,988,000
Unrealized appreciation on available for sale securities, ending balance	10,116,000	9,900,000
Pension liablity adjustment, beginning balance	(10,497,618)	(9,895,840)
Pension liability adjustment, changes	2,710,626	(601,778)
Pension liability adjustment, ending balance	(7,786,992)	(10,497,618)
Postretirement liability adjustment, beginning balance	(6,777,155)	(6,213,194)
Postretirement liability adjustment, changes	7,959,530	(563,961)
Postretirement liability adjustment, ending balance	1,182,375	(6,777,155)
Accumulated other comprehensive income (loss), beginning balance	(7,374,773)	(12,197,034)
Other comprehensive income (loss)	10,886,156	4,822,261
Accumulated other comprehensive income (loss), ending balance	$ 3,511,383	$ (7,374,773)